UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.00%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization – Europe — 13.24%(1)
Actelion, Ltd.(2)	407,300	$24,328,869	2.21%
Novartis AG	341,000	24,426,510	2.21
Roche Holding AG PC	220,000	54,546,005	4.95
Sanofi	400,000	42,651,263	3.87

		$145,952,647	13.24%

Major Capitalization – Far East — 7.75%(1)
Mitsubishi Tanabe Pharma Corp.	1,433,000	$18,251,681	1.66%
Ono Pharmaceutical Co., Ltd.	497,700	34,609,205	3.14
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	23,915,431	2.17
Sinopharm Group Co., Ltd., Class H	3,200,000	8,643,255	0.78

		$85,419,572	7.75%

Major Capitalization – North America — 55.23%(1)
AbbVie, Inc.	688,000	$29,370,720	2.66%
Actavis, Inc.(2)	135,500	16,705,795	1.51
Aetna, Inc.	150,000	9,057,000	0.82
Agilent Technologies, Inc.	240,000	10,908,000	0.99
Allergan, Inc.	95,000	9,451,550	0.86
Amgen, Inc.	351,000	35,286,030	3.20
Baxter International, Inc.	191,000	13,433,030	1.22
Biogen Idec, Inc.(2)	77,000	18,286,730	1.66
BioMarin Pharmaceutical, Inc.(2)	214,000	13,417,800	1.22
Bristol-Myers Squibb Co.	788,000	36,255,880	3.29
Celgene Corp.(2)	157,000	19,413,050	1.76
Cigna Corp.	94,000	6,382,600	0.58
Express Scripts Holding Co.(2)	442,000	27,457,040	2.49
Gilead Sciences, Inc.(2)	920,000	50,121,600	4.54
HCA Holdings, Inc.	1,100,000	42,966,000	3.90
Humana, Inc.	46,000	3,715,880	0.34
Illumina, Inc.(2)	282,700	19,879,464	1.80
Merck & Co., Inc.	734,000	34,277,800	3.11
Mylan, Inc.(2)	1,070,000	32,613,600	2.96
Onyx Pharmaceuticals, Inc.(2)	292,000	27,871,400	2.53
Pfizer, Inc.	1,447,400	39,412,702	3.57
Quintiles Transnational Holdings, Inc.(2)	255,000	11,230,200	1.02
Thermo Fisher Scientific, Inc.	376,000	33,200,800	3.01
UnitedHealth Group, Inc.	261,000	16,346,430	1.48
Vertex Pharmaceuticals, Inc.(2)	198,500	15,941,535	1.45
WellPoint, Inc.	250,000	19,242,500	1.74
Zimmer Holdings, Inc.	213,000	16,722,630	1.52

		$608,967,766	55.23%

Small & Mid Capitalization – Europe — 0.56%(1)
Given Imaging, Ltd.(2)	430,000	$6,166,200	0.56%

		$6,166,200	0.56%

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization – Far East — 7.14%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$12,837,814	1.16%
China Shineway Pharmaceutical Group, Ltd.	4,250,000	8,134,374	0.74
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	14,486,795	1.31
Sawai Pharmaceutical Co., Ltd.	230,000	25,263,632	2.29
Towa Pharmaceutical Co., Ltd.	420,000	18,069,825	1.64

		$78,792,440	7.14%

Small & Mid Capitalization – North America — 16.08%(1)
Align Technology, Inc.(2)	477,800	$17,081,350	1.55%
Dendreon Corp.(2)	1,250,000	5,000,000	0.45
Exact Sciences Corp.(2)	1,065,000	11,970,600	1.09
Impax Laboratories, Inc.(2)	537,700	10,189,415	0.92
Incyte Corp.(2)	1,465,000	32,479,050	2.95
Infinity Pharmaceuticals, Inc.(2)	753,000	20,293,350	1.84
Insulet Corp.(2)	827,000	24,694,220	2.24
MAKO Surgical Corp.(2)	1,255,500	15,517,980	1.41
Medivation, Inc.(2)	250,000	12,140,000	1.10
Molina Healthcare, Inc.(2)	300,000	11,340,000	1.03
Neurocrine Biosciences, Inc.(2)	238,500	3,083,805	0.28
OraSure Technologies, Inc.(2)	1,145,000	5,015,100	0.45
Sequenom, Inc.(2)	1,070,000	4,429,800	0.40
Vocera Communications, Inc.(2)	276,000	4,073,760	0.37

		$177,308,430	16.08%

Total Common Stocks (identified cost $833,652,102)		$1,102,607,055	100.00%

Other Assets, Less Liabilities		$30,481	0.00	%(3)

Net Assets		$1,102,637,536	100.00%

PC	-	Participation Certificate

During the fiscal year to date ended May 31, 2013, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $7,141.

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$837,590,970

Gross unrealized appreciation	$298,964,004
Gross unrealized depreciation	(33,947,919)

Net unrealized appreciation	$265,016,085

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Major Capitalization - Europe	$—	$145,952,647		$—	$145,952,647
Major Capitalization - Far East	—	85,419,572		—	85,419,572
Major Capitalization - North America	608,967,766	—		—	608,967,766
Small & Mid Capitalization - Europe	6,166,200	—		—	6,166,200
Small & Mid Capitalization - Far East	—	78,792,440		—	78,792,440
Small & Mid Capitalization - North America	177,308,430	—		—	177,308,430
Total Common Stocks	$792,442,396	$310,164,659	*	$—	$1,102,607,055

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	July 17, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 17, 2013